--------------------------------------------------------------------------------

                                  FINAL REPORT





                                 V.A. WORLD BOND
                                      FUND





                               John Hancock Funds



                                 MARCH 26, 1999

--------------------------------------------------------------------------------

                    John Hancock Funds - V.A.World Bond Fund

                                    Trustees

                             Edward J. Boudreau, Jr.
                              Dennis S. Aronowitz *
                            Richard P. Chapman, Jr.*
                               William J. Cosgrove
                                Douglas M. Costle
                                Leland O. Erdahl
                               Richard A. Farrell
                                 Gail D. Fosler
                                William F. Glavin
                                 Anne C. Hodsdon
                                Dr. John A. Moore
                              Patti McGill Peterson
                                 John W. Pratt *
                               Richard S. Scipione
                        * Members of the Audit Committee

                                    Officers

                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                                 Anne C. Hodsdon
                                 President,Chief
                              Operating Officer and
                            Chief Investment Officer
                                 Osbert M. Hood
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer

                                    Custodian

                        State Street Bank & Trust Company
                               225 Franklin Street
                           Boston, Massachusetts 02110

                                 Transfer Agent

                         John Hancock Servicing Center.
                                  P.O. Box 9298
                        Boston, Massachusetts 02205-9298

                               Investment Adviser

                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                              Principal Distributor

                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                  Legal Counsel

                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109

                    John Hancock Funds - V.A. World Bond Fund


Statement of Assets and Liabilities
March 26, 1999 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

Assets:
    Investments at value - Note D:
    Bonds (cost - $2,468,156)                                                                                    $2,463,888
    Joint repurchase agreement (cost - $77,000)                                                                      77,000
                                                                                                           -----------------
                                                                                                                  2,540,888
    Cash                                                                                                                991
    Receivable for closed forward foreign currency exchange contracts - Note B                                        2,475
    Interest receivable                                                                                              43,863
    Other assets                                                                                                        125
                                                                                                           -----------------
                                                                                 Total Assets                     2,588,342
                                                                                 -------------------------------------------
Liabilities:
    Payable for open forward foreign currency exchange contracts purchased - Note B                                  14,396
    Distribution payable                                                                                                  3
    Payable to John Hancock Advisers, Inc.
    and affiliates - Note C                                                                                             773
    Accounts payable and accrued expenses                                                                             3,334
                                                                                                           -----------------
                                                                                 Total Liabilities                   18,506
                                                                                 -------------------------------------------
Net Assets:
    Capital paid-in                                                                                               2,579,630
    Accumulated net realized loss on investments and foreign currency transactions                                   (4,130)
    Net unrealized depreciation of investments and foreign currency transactions                                    (17,012)
    Undistributed net investment income                                                                              11,348
                                                                                                           -----------------
                                                                                 Net Assets                      $2,569,836
                                                                                 ===========================================
Net Asset Value Per Share:
    (Based on 273,886 shares of beneficial interest outstanding-
    unlimited number of shares authorized with no par value)                                                         $ 9.38
============================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS


                    John Hancock Funds - V.A. World Bond Fund

Statement of Operations
Period from January 1,1999 to March 26, 1999 (Unaudited)
---------------------------------------------------------------------------------------------------

Investment Income:
   Interest                                                                               $ 36,265
                                                                    -------------------------------

   Expenses:
   Investment management fee - Note C                                                        4,571
   Organization Expense - Note B                                                             5,690
   Custodian fee                                                                             3,871
   Financial Service Fee - Note C                                                               88
   Trustees' fees                                                                               29
   Miscellaneous                                                                                 2
                                                                    -------------------------------
                 Total Expenses                                                             14,251
                 ----------------------------------------------------------------------------------
                 Less Expense Reductions- Note C                                            (8,156)
                 ----------------------------------------------------------------------------------
                 Net Expenses                                                                6,095
                 ----------------------------------------------------------------------------------
                 Net Investment Income                                                      30,170
                 ----------------------------------------------------------------------------------

Realized and Unrealized Loss on Investments and
Foreign Currency Transactions:
   Net realized loss on investments sold                                                    (1,048)
   Net realized loss on foreign currency transactions                                      (24,101)
   Change in net unrealized appreciation/depreciation
    of investments                                                                         (87,353)
   Change in net unrealized appreciation/depreciation
     of foreign currency transactions                                                      (17,402)
                                                                    -------------------------------
                 Net Realized and Unrealized Loss on
                 Investments and Foreign Currency Transactions                            (129,904)
                 ----------------------------------------------------------------------------------
                 Net Decrease in Net Assets
                 Resulting from Operations                                               $ (99,734)
                 ==================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS

                    John Hancock Funds - V.A. World Bond Fund

Statement of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERIOD FROM
                                                                                                             JANUARY 1, 1999 TO
                                                                                         YEAR ENDED            MARCH 26, 1999
                                                                                     DECEMBER 31, 1998          (UNAUDITED)
                                                                                  ------------------------ -----------------------
Increase (Decrease) in Net Assets:
From Operations:
    Net investment income                                                                        $131,686                 $30,170
    Net realized loss on investments sold and foreign currency transactions                       (28,346)                (25,149)
    Change in net unrealized appreciation/depreciation of investments and
      foreign currency transactions                                                                61,572                (104,755)
                                                                                  ------------------------ -----------------------
       Net Increase (Decrease) in Net Assets Resulting from Operations                            164,912                 (99,734)
                                                                                  ------------------------ -----------------------

Distributions to Shareholders: *
    Dividends from net investment income                                                          (75,591)                      -
    Distributions in excess of net investment income                                              (17,306)                      -
    Tax return of capital                                                                         (38,789)                (30,170)
                                                                                  ------------------------ -----------------------
       Total Distributions to Shareholders                                                       (131,686)                (30,170)
                                                                                  ------------------------ -----------------------

From Fund Share Transactions Net: **
    Shares sold                                                                                   310,523                       -
    Shares issued to shareholders in reinvestment of distributions                                131,895                  30,167
                                                                                  ------------------------ -----------------------
                                                                                                  442,418                  30,167
    Less shares repurchased                                                                      (101,279)                 (7,388)
                                                                                  ------------------------ -----------------------
       Net Increase                                                                               341,139                  22,779
                                                                                  ------------------------ -----------------------

Net Assets:
    Beginning of period                                                                         2,302,596               2,676,961
                                                                                  ------------------------ -----------------------
    End of period (including distributions in excess of net investment income of $7,414 and undistributed net investment income of
        $11,348, respectively)                                                                 $2,676,961              $2,569,836
                                                                                  ======================== =======================


*   Distributions to Shareholders:
    Per share dividends from net investment income                                               $ 0.2977                     $ -
                                                                                  ------------------------ -----------------------
    Per share distributions in excess of net investment income                                   $ 0.0682                     $ -
                                                                                  ------------------------ -----------------------
    Tax return of capital                                                                        $ 0.1528                $ 0.1108
                                                                                  ------------------------ -----------------------

**  Analysis of Fund Share Transactions:
    Shares sold                                                                                    31,886                       -
    Shares issued to shareholders in reinvestment of distributions                                 13,557                   3,166
                                                                                  ------------------------ -----------------------
                                                                                                   45,443                   3,166
    Less shares repurchased                                                                       (10,410)                   (782)
                                                                                  ------------------------ -----------------------
       Net Increase                                                                                35,033                   2,384
                                                                                  ======================== =======================


                       SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights

Selected  data for a share of beneficial  interest  outstanding  throughout  the period indicated,  investment  returns,  key ratios and supplemental data are as follows:
 ................................................................................


                                                                                                        PERIOD FROM JANUARY 1, 1999
                                                         PERIOD ENDED          YEAR ENDED DECEMBER 31,       TO MARCH 26, 1999
                                                    DECEMBER 31, 1996 (1)          1997        1998             (UNAUDITED)
                                                    ---------------------          ----        ----             -----------


Per Share Operating Performance
   Net Asset Value, Beginning of Period               $             10.00    $    10.20  $     9.74    $               9.86
                                                        ------------------     ---------   ---------     -------------------
   Net Investment Income (2)                                         0.20          0.59        0.52                    0.11
   Net Realized and Unrealized Gain (Loss) on Investments
      and Foreign Currency Transactions                              0.20         (0.46)       0.12                   (0.48)
                                                        ------------------     ---------   ---------     -------------------
        Total from Investment Operations                             0.40          0.13        0.64                   (0.37)
                                                        ------------------     ---------   ---------     -------------------

  Less Distribution:
    Dividends from Net Investment Income                            (0.20)        (0.21)      (0.30)                      -
    Distributions in Excess of Net Investment Income                    -         (0.09)      (0.07)                      -
    Tax Return of Capital                                               -         (0.29)      (0.15)                  (0.11)
                                                        ------------------     ---------   ---------     -------------------
        Total Distributions                                         (0.20)        (0.59)      (0.52)                  (0.11)
                                                        ------------------     ---------   ---------     -------------------

   Net Asset Value, End of Period                     $             10.20    $     9.74  $     9.86    $               9.38
                                                        ==================     =========   =========     ===================
   Total Investment Return at Net Asset Value (3)                   4.05% (5)     1.37%       6.76%                  (3.76%)(5)
   Total Adjusted Investment Return at Net Asset Value (3,4)        3.30% (5)     0.07%       5.73%                  (4.07%)(5)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted)           $             2,083    $    2,303  $    2,677    $              2,570
   Ratio of Expenses to Average Net Assets                          1.00% (6)     1.00%       1.00%                   1.00% (6)
   Ratio of Adjusted Expenses to Average Net Assets (7)             3.19% (6)     2.30%       2.03%                   2.34% (6)
   Ratio of Net Investment Income to Average Net Assets             5.83% (6)     5.98%       5.32%                   4.95% (6)
   Ratio of Adjusted Net Investment Income (Loss) to
     Average Net Assets (7)                                         3.64% (6)     4.68%       4.29%                   3.61% (6)
   Portfolio Turnover Rate                                            30%          176%         90%                     13%
   Fee Reduction Per Share (2)                        $              0.08    $     0.13  $     0.10    $               0.03


(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) An estimated total return calculation which does not take into consideration fee reductions by the Adviser during the periods shown.
(5) Not annualized.
(6) Annualized.
(7) Unreimbursed, without fee reduction.


                       SEE NOTES TO FINANCIAL STATEMENTS

                    John Hancock Funds - V.A. World Bond Fund

Schedule of Investments
March 26, 1999 (Unaudited)
 ....................................................................................................................................

The Schedule of Investments is a complete list of all securities owned by V.A. World Bond Fund on March 26, 1999. It's divided into two main categories: bonds and short-term investments. The bonds are further broken down by currency denomination. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                                PAR VALUE
                                                             INTEREST             (000s
ISSUER, DESCRIPTION                                            RATE              OMITTED)#           MARKET VALUE
-------------------                                            ----              ---------           ------------

BONDS
Australian Dollar (3.97%)
Commonwealth of Australia,
  Bond Ser 808 08-15-08                                       8.750%               130                  $102,003
                                                                                                  ---------------
British Pound Sterling (6.63%)
United Kingdom Treasury,
  Bond 12-07-00                                                8.000                50                    85,128
  Bond 11-06-01                                                7.000                50                    85,314
                                                                                                  ---------------
                                                                                                         170,442
                                                                                                  ---------------
Canadian Dollar (4.07%)
Government of Canada,
  Deb 03-01-01                                                 7.500                75                    51,784
  Deb 06-01-08                                                 6.000                75                    52,711
                                                                                                  ---------------
                                                                                                         104,495
                                                                                                  ---------------
Danish Krone (5.68%)
Kingdom of Denmark, (Denmark),
  Bond 02-15-01                                                4.000             1,000                   146,048
                                                                                                  ---------------
Deutsche Mark (8.10%)
Colt Telecom Group Plc, (United Kingdom),
  Sr Note Ser DTC 07-31-08                                     7.625                15                     8,446
Ford Motor Credit Co., (United States),
  Bond 06-16-08                                                5.250               350                   199,659
                                                                                                  ---------------
                                                                                                         208,105
                                                                                                  ---------------
Euro (11.46%)
Federal Republic of Germany, (Germany)
  Bond Ser 121 11-20-01                                        4.750               238                   266,104
Orange Plc, (United Kingdom)
  Sr Note 08-01-08                                             7.625                25                    28,470
                                                                                                  ---------------
                                                                                                         294,574
                                                                                                  ---------------
New Zealand Dollar (3.66%)
Government of New Zealand,
  Bond Ser 403 04-15-03                                        5.500               175                    94,115
                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                                PAR VALUE
                                                             INTEREST             (000s
ISSUER, DESCRIPTION                                            RATE              OMITTED)#           MARKET VALUE
-------------------                                            ----              ---------           ------------

U.S. Dollar (52.30%)
Federal Home Loan Bank,
  Bond 10-15-03                                               5.440%              $150                  $149,086
  Bond 03-26-07                                                6.945               100                   106,531
Federal Home Loan Mortgage Corp.,
  Giant Mtg Part Cert 07-01-12                                 7.000                96                    98,539
Federal National Mortgage Assn.,
  Note 02-13-04                                                5.125               264                   259,586
Government of Jamaica, (Jamaica),
  Note 06-10-05 (R)                                           10.875                10                     8,850
Republic of Costa Rica, (Costa Rica),
  Deb 05-01-03 (R)                                             8.000                25                    24,250
Republic of Panama, (Panama),
  Note Ser REGS 02-13-02                                       7.875                50                    48,500
United Mexican States, (Mexico),
  Global Bond 02-06-01                                         9.750                50                    51,725
United States Treasury,
  Bond 08-15-27                                                6.375                75                    80,567
  Note 04-30-03                                                5.750                25                    25,492
  Note 08-15-03                                                5.250                55                    55,138
  Note 05-15-07                                                6.625               120                   129,600
  Note 08-15-07                                                6.125                75                    78,644
  Note 05-15-08                                                5.625               100                   102,047
  Note 11-15-08                                                4.750               130                   125,551
                                                                                                    -------------
                                                                                                       1,344,106
                                                 TOTAL BONDS                                        -------------
                                            (Cost $2,468,156)                  (95.87%)                2,463,888
                                                                              ----------            -------------

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (3.00%)
  Investment in a joint repurchase agreement
    transaction with Barclay's Capital Corp. -
    Dated 03-26-99, Due 03-29-99 (Secured by
    U.S. Treasury Bonds, 7.750% thru 8.875%
    due 11-30-99 thru 08-15-17) - Note B                       4.820                77                    77,000
                                                                             -----------            -------------
             TOTAL SHORT-TERM INVESTMENTS                                       (3.00%)                   77,000
                                                                             -----------            -------------
                        TOTAL INVESTMENTS                                      (98.87%)                2,540,888
                                                                             -----------            -------------
        OTHER ASSETS AND LIABILITIES, NET                                       (1.13%)                   28,948
                                                                             -----------            -------------
                         TOTAL NET ASSETS                                     (100.00%)               $2,569,836
                                                                             ===========            =============

# Par value of non US dollar denominated foreign bonds is expressed in local currency for each country listed.

(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $33,100 or 1.29% of the Fund's net assets as of March 26, 1999.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS

          John Hancock Funds - Declaration Trust - V.A. World Bond Fund

Portfolio Concentration (Unaudited)
--------------------------------------------------------------------------------

The Fund primarily invests in bonds issued by the U.S. government, its agencies or instrumentalities, foreign governments and companies. The performance of the Fund is closely tied to the economic condition within the countries in which it invests. The concentration of investments by currency denomination for individual securities held by the Fund is shown in the schedule of investments. In addition, concentration of investments can be aggregated by various investment categories. The table below shows the percentages of the Fund's investments at March 26, 1999 assigned to the various investment categories.

                                                       MARKET VALUE
                                                           AS A %
                                                         OF FUND'S
INVESTMENT CATEGORIES                                    NET ASSETS
                                                   ----------------------
  Finance                                                 7.77%
  Government - Foreign                                    39.55
  Government - U.S.                                       23.23
  Government - U.S. Agencies                              23.88
  Telecommunications                                       1.44
  Short-term  Investments                                  3.00
                                                   ======================
                                 TOTAL INVESTMENTS        98.87%
                                                   ======================


                       SEE NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)
NOTE A --
ORGANIZATION

John Hancock Declaration Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust, organized as a Massachusetts business trust in 1995, consists of fifteen different series: John Hancock V.A. World Bond Fund (the "Fund"), John Hancock V.A. International Fund, John Hancock V.A. Regional Bank Fund, John Hancock V.A. Financial Industries Fund, John Hancock V.A. Small Cap Growth Fund (formerly known as John Hancock V.A. Emerging Growth Fund), John Hancock V.A. Mid Cap Growth Fund (formerly known as John Hancock V.A. Special Opportunities Fund), John Hancock V.A. Large Cap Growth Fund (formerly known as John Hancock Growth
Fund), John Hancock V.A. Large Cap Value Fund (formerly known as John Hancock V.A. Growth and Income Fund, John Hancock V.A. Core Equity Fund (formerly known as John Hancock V.A. Independence Equity Fund), John Hancock V.A. Sovereign Investors Fund, John Hancock V.A. 500 Index Fund, John Hancock V.A. Bond Fund, John Hancock V.A. Strategic Income Fund, John Hancock V.A. High Yield Bond Fund and John Hancock V.A. Money Market Fund (collectively the "Funds"). Prior to October 1, 1998, V.A. Bond Fund was known as John Hancock V.A. Sovereign Bond Fund. Prior to January 2, 1998, V.A. Growth Fund was known as John Hancock V.A. Discovery Fund. The other fourteen series are reported in separate financial statements. The Fund currently had one class of shares with equal rights as to voting, redemption, dividends and liquidation. The Trustees may authorize the creation of additional series from time to time to satisfy various investment objectives. An insurance company issuing a Variable Contract that participates in the Trust will vote shares of the Funds held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Funds in proportion to the voting instructions received. The investment objective of the Fund was to seek a high total investment return, a combination of current income and capital appreciation, by investing primarily in a global portfolio of fixed-income securities.

         On March 18,1999, the shareholders of the Fund approved a plan of reorganization between the Fund and the V.A. Strategic Income Fund providing for the transfer of substantially all of the assets and liabilities of the Fund to the V.A. Strategic Income Fund in exchange solely for shares of beneficial interest of the John Hancock V.A. Strategic Income Fund. After this transaction and as of the close of business March 26, 1999, the Fund was terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.

         Significant accounting policies of the Fund are as follows:

NOTE B -
ACCOUNTING POLICIES
VALUATION OF INVESTMENTS Securities in the Fund portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., participated in joint repurchase agreement transactions. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Funds' custodian bank received delivery of the underlying securities for the joint account on the Funds' behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis. Capital gains realized on some foreign securities were subject to foreign taxes and were accrued, as applicable.

FEDERAL INCOME TAXES The Fund's policy was to comply with the requirements of the Internal Revenue Code that were applicable to regulated investment companies and to distribute all of their taxable income, including net realized gain on investments, to their shareholders. Therefore, no federal income tax provision was required. For federal income tax puposes, net currency exchange gains and losses from sales of foreign debt securities were treated as ordinary income even though such items were gains and losses for accounting purposes.

For federal income tax purposes, the Fund had $4,130 of capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforward was used by the Fund, no capital gain distributions were made. The carryforward was assumed by the John Hancock V.A. Strategic Income Fund as part of the merger with that Fund. The carryforward will expire on December 31, 2006.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Funds were notified of the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes, which were accrued as applicable.

The Fund recorded all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions were determined in conformity with income tax regulations, which could have differed from generally accepted accounting principles.

EXPENSES The majority of the expenses of the Trust were directly identifiable to an individual fund. Expenses which were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporated estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Funds. Actual results could have differed from these estimates.

ORGANIZATION EXPENSES Any expenses incurred in connection with the organization of the Fund were capitalized and were being charged to the Fund's operations ratably over a five-year period that commenced with the investment operations of each applicable fund. The remaining balance was expensed in the current period.

BANK BORROWINGS The Fund was permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might have required the untimely disposition of securities. Effective March 12, 1999, the Fund entered into a syndicated line of credit agreement with various banks, and the agreements previously in effect were terminated. This agreement enabled the Fund to participate with other funds managed by the Adviser in unsecured lines of credit with banks, which permitted borrowings up to $500 million, collectively. Interest was charged to each of the funds based on its borrowings. In addition, a commitment fee was charged based on the average daily unused portion of the line of credit and was allocated among the participating funds. The Fund had no borrowing activity for the period ended March 26, 1999.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies were translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments were translated at the rates prevailing at the dates of the transactions.

         The Fund did not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations were included with the net realized and unrealized gain or loss from investments.

         Reported net realized foreign exchange gains or losses arisen from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arisen from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund could have entered into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involved an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts were marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses were included in the determination of the Fund's daily net assets. The Fund recorded realized gains and losses at the time the forward foreign currency contract were closed out or offset by a matching contract. Risks could have arisen upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involved market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statements of Assets and Liabilities.

      The Fund could have also purchased and sold forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which they intended to take delivery of the foreign currency. Such contracts normally involved no market risk if they were offset by the currency amount of the underlying transaction.

Open forward foreign currency exchange contracts for the Fund at March 26, 1999 were as follows:

                     PRINCIPAL AMOUNT          EXPIRATION         UNREALIZED
CURRENCY           COVERED BY CONTRACT            MONTH         DEPRECIATION
--------           -------------------            -----         ------------

BUYS
Euro Currency            185,000                 APRIL 99          $11,103
Japanese Yen          16,997,040                 APRIL 99            3,293
                                                                     -----
                                                                   $14,396
                                                                   =======

FINANCIAL FUTURES CONTRACTS The Fund could buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. Buying futures tended to increase the Fund's exposure to the underlying instrument. Selling futures tended to decrease the Fund's exposure to the underlying instrument or hedge other Funds instruments. At the time the Fund entered into a financial futures contract, it was required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract was valued at the official settlement price on the board of trade or U.S. commodities exchange on which it traded. Subsequent payments, known as "variation margin," to and from the broker were made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," were recorded by the Fund as unrealized gains or losses.

         When the  contracts  were closed,  the Fund  recognized a gain or loss.
Risks of entering into futures contracts include the possibility that there could have been an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could have been prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

         For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses could have been affected as a result of futures contracts.

OPTIONS The Fund could have entered into options contracts. Listed options were valued at the last quoted sales price on the exchange on which they were primarily traded. Over-the-counter options were valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund would have been included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability was subsequently marked to market to reflect the current market value of the written option.

         The Fund could have used option contracts to manage their exposure to changing security prices. Writing puts and buying calls would have tended to increase the Fund's exposure to the underlying instrument and buying puts and writing calls would have tended to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

         The maximum exposure to loss for any purchased options were limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value reflected the maximum exposure of the Fund in these contracts, but the actual exposure was limited to the change in value of the contract over the period the contract remains open.

Risks may have also arisen if counterparties did not perform under the contract's terms ("credit risk"), or if the Fund was unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options had minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitored the creditworthiness of all its counterparties.

         At any particular time, except for purchased options, market or credit risk could have involved amounts in excess of those reflected in the Fund's Statements of Assets and Liabilities.

         There were no written option transactions for the period ended March 26, 1999, for the Fund.

NOTE C-
MANAGEMENT FEE AND TRANSACTIONS WITH
AFFILIATES AND OTHERS

Under the investment management contract, the Fund paid a monthly management fee to the Adviser, for a continuous investment program equivalent, on an annual basis, of 0.75% of the Fund's average daily net assets.

The Adviser had voluntarily agreed to limit the Fund's expenses, excluding the management fee, to 0.25% of the Fund's average daily net assets. The Adviser had reserved the right to terminate this limitation in the future. Accordingly, for the period ended March 26, 1999, the reduction in the Fund's expenses with any additional amounts not borne by the Fund by virtue of the expense limit amounted to $8,156.

    The Fund had an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Edward J. Boudreau, Jr., Mr. Stephen L. Brown, Mr. Richard S. Scipione and Ms. Anne C. Hodsdon were directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees could have elected to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover their liability for the deferred compensation. Investments to cover the Funds' deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset were always equal and were marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses.

NOTE D-
INVESTMENT TRANSACTIONS:

Purchases and proceeds from sales of securities, other than obligations of U.S. government and its agencies and short-term securities, during the period ended March 26, 1999, aggregated $351,587 and $320,205, respectively. Purchases and proceeds from sales of obligations of the U.S. government and its agencies aggregated $125,694 and none, respectively, during the period ended March 26, 1999.

  The cost of investments owned at March 26, 1999 for federal income tax purposes was $2,545,156. Gross unrealized appreciation and depreciation of investments aggregated $40,292 and $44,560, respectively, resulting in net unrealized depreciation of $4,268.

NOTE E-
RECLASSIFICATION OF ACCOUNTS

During the period ended March 26, 1999, the Fund had reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $24,851, an increase in undistributed net investment income of $18,762 and a decrease in capital paid-in of $43,613. This represented the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of March 26, 1999. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of realized gain/loss on foreign currency transactions, as well as the treatment of net operating losses and return of capital in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excluded these adjustments.